FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (unaudited)
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                                                                                           Rating
         Face                                                                              Moody's/
        Amount       General Obligation Bonds (23.0%)                                      S&P                  Value (a)
        ------       --------------------------------                                      ---                   ------

                 Bullhead City Parkway Improvement District
     $    960,000      6.100%, 01/01/11 ..........................................       Baa2/NR        $        964,358
          915,000      6.100%, 01/01/12 ..........................................       Baa2/NR                 918,971

                 Gilbert, Arizona
        1,920,000      5.000%, 07/01/17 AMBAC Insured  ....................             Aaa/AAA                2,023,507
        1,000,000      5.000%, 07/01/18 AMBAC Insured  ....................             Aaa/AAA                1,051,290

                 Gilbert Improvement District No. 19
          510,000      5.200%, 01/01/23  .........................................      A3/A-                    537,418

                 Glendale, Arizona
        1,500,000      5.000%, 07/01/16  .........................................      Aa2/AA                 1,594,335

                 Goodyear Utility District No. 1
        1,255,000      5.350%, 07/15/28 ACA insured...............................      Baa1/A                 1,291,056

                 Graham Co. Unified School District No. 1
                    (Safford)
          300,000      5.000%, 07/01/10 FGIC Insured  ........................          Aaa/NR                   304,506
          500,000      5.000%, 07/01/13 FSA Insured  ........................           Aaa/NR                   545,125

                 Graham Co. Unified School District No. 4
                    (Thatcher)
          400,000      5.000%, 07/01/10 FSA Insured  .........................          Aaa/NR                   416,128
          400,000      4.750%, 07/01/12 FSA Insured  .........................          Aaa/NR                   422,364

                 Greenlee Co. School District No. 18
                    (Morenci)
          150,000      5.000%, 07/01/11 .........................................       Baa3/NR                  154,818

                 Maricopa Co. Elementary School District No. 3
                    (Tempe)
        1,025,000      5.500%, 07/01/14 FGIC Insured (pre-refunded)  ...                Aaa/AAA                1,118,398
          500,000      5.600%, 07/01/15 FGIC Insured (pre-refunded)  ...                Aaa/AAA                  547,310

                 Maricopa Co. Elementary School District No. 6
                    (Washington)
        1,265,000      5.000%, 07/01/17 FSA Insured (pre-refunded) ...                  Aaa/AAA                1,376,383
          805,000      5.000%, 07/01/17 FSA Insured  .........................          Aaa/AAA                  855,023

                 Maricopa Co. Elementary School District # 038 (Madison)
          730,000      5.000%, 07/01/22 MBIA Insured   ...                              Aaa/AAA                  779,852

                 Maricopa Co. Elementary School District No. 68
                    (Alhambra)
        3,000,000      5.500%, 07/01/14 FSA Insured  .........................          Aaa/NR++               3,390,330

                 Maricopa Co. High School District No. 210
                        (Phoenix Union)
        1,300,000      5.500%, 07/01/17 (pre-refunded)  ........................        Aa3/AA                 1,337,778
        2,245,000      5.000%, 07/01/23 FSA Insured  ....................               Aaa/AAA                2,378,465

                 Maricopa Co. High School District No. 216
                    (Agua Fria)
        1,100,000      5.125%, 07/01/15  FSA Insured........................            Aaa/NR                 1,199,176
        1,025,000      5.125%, 07/01/16  FSA Insured........................            Aaa/NR                 1,115,979

                 Maricopa Co. School District No. 8 (Osborn)
          190,000      5.875%, 07/01/14 FGIC Insured (pre-refunded)...                  Aaa/AAA                  196,038

                 Maricopa Co. Unified School District No. 9
                    (Wickenburg)
        1,030,000      5.600%, 07/01/15 AMBAC Insured (pre-refunded)                    Aaa/AAA                1,076,422

                 Maricopa Co. Unified School District No. 11 (Peoria)
        2,345,000      5.250%, 07/01/13 FGIC Insured (pre-refunded)...............      Aaa/AAA                2,538,158
        1,365,000      4.800%, 07/01/15 FGIC Insured  ........................          Aaa/AAA                1,434,711

                 Maricopa Co. Unified School District No. 41
                    (Gilbert)
        2,500,000      6.250%, 07/01/15 FSA Insured  .........................          Aaa/AAA                2,672,500

                 Maricopa Co. Unified School District No. 48
                    (Scottsdale)
        1,150,000      5.250%, 07/01/13 (pre-refunded)............................      Aa2/AA                 1,242,609
        1,000,000      5.000%, 07/01/18 FGIC Insured ...                                Aaa/AAA                1,080,780

                 Maricopa Co. Unified School District No. 69
                       (Paradise Valley)
        2,400,000      5.800%, 07/01/09 AMBAC Insured  ....................             Aaa/AAA                2,617,224
        1,000,000      5.300%, 07/01/11 MBIA Insured   ......................           Aaa/AAA                1,097,160

                 Maricopa Co. Unified School District No. 89
                    (Dysart)
        2,185,000      5.500%, 07/01/22 FGIC Insured .......................            Aaa/AAA                2,541,133
        1,500,000      5.000%, 07/01/23 FSA Insured (pre-refunded)....                  Aaa/AAA                1,640,865

                 Maricopa Co. Unified School District No. 90
                       (Saddle Mountain)
        1,200,000      5.000%, 07/01/13   ........................................      Baa2/NR                1,236,576

                  Mesa, Arizona
        1,500,000      6.500%, 07/01/11 FGIC Insured (pre-refunded) ...                 Aaa/AAA                1,675,845
        2,000,000      5.000%, 07/01/19 FGIC Insured .........................          Aaa/AAA                2,107,760

                 Navajo Co. Unified School District No. 10
                    (Show Low)
        1,000,000      5.250%, 07/01/16 FGIC Insured (pre-refunded)                     Aaa/NR                 1,048,690

                 Navajo Co. Unified School District No. 32
                    (Blue Ridge)
          750,000      5.000%, 07/01/13 FSA Insured  .........................          Aaa/AAA                  817,687

                 Peoria, Arizona
          850,000      5.500%, 04/01/16 FGIC Insured  .........................         Aaa/AAA                  908,548

                 Phoenix, Arizona
        4,095,000      5.000%, 07/01/14  .........................................      Aa1/AA+                4,399,627
        1,000,000      6.250%, 07/01/16  .........................................      Aa1/AA+                1,206,460
        1,650,000      4.750%, 07/01/16  .........................................      Aa1/AA+                1,747,911
        1,240,000      6.250%, 07/01/17  .........................................      Aa1/AA+                1,508,361
        1,000,000      5.375%, 07/01/20  .........................................      Aa1/AA+                1,098,410
        3,250,000      5.375%, 07/01/25   ........................................      Aa1/AA+                3,487,380

                 Pima Co. Unified School District No. 8
                        (Flowing Wells)
        1,090,000      5.900%, 07/01/13 (pre-refunded)  ........................         A3/NR                 1,124,433

                 Pinal Co. Arizona Unified School District #43 (Apache
                        Junction)
        1,100,000      5.000%, 07/01/22 MBIA Insured                                    Aaa/AAA                1,170,587

                  Pinewood Sanitary District
          605,000      6.500%, 07/01/09  .........................................      NR/NR*                   617,729

                 Prescott, Arizona
        1,120,000      4.500%, 07/01/12 FGIC Insured  ........................          Aaa/AAA                1,138,469
        1,000,000      4.500%, 07/01/13 FGIC Insured  ........................          Aaa/AAA                1,015,830

                 Prescott Valley Sewer Collection Improvement
                    District
          365,000      7.900%, 01/01/12  .........................................      NR/BBB                   375,165

                 Scottsdale, Arizona
          825,000      5.500%, 07/01/12  .........................................      Aaa/AAA                  922,713
        2,350,000      6.000%, 07/01/13 (pre-refunded)  .......................         Aaa/AAA                2,584,366
        1,050,000      5.750%, 07/01/18 (pre-refunded)  .......................         Aaa/AAA                1,145,529
        3,140,000      5.000%, 07/01/19  .........................................      Aaa/AAA                3,377,981
        2,825,000      5.500%, 07/01/22 (pre-refunded)  .......................         Aaa/AAA                3,057,272

                 Show Low Improvement District No. 6
          955,000      6.000%, 01/01/18 ACA Insured  ........................            NR/A                  1,024,524

                 Tempe, Arizona
        1,015,000      5.400%, 07/01/11  .........................................      Aa1/AA+                1,116,084
        1,000,000      5.000%, 07/01/18  .........................................      Aa1/AA+                1,049,770
        1,000,000      5.000%, 07/01/19  .........................................      Aa1/AA+                1,067,310

                 Tempe Improvement District No. 179
          340,000      4.100%, 01/01/18  ........................                        NR/A+                   330,409
          355,000      4.100%, 01/01/19  ........................                        NR/A+                   342,994
          385,000      4.100%, 01/01/21  ........................                        NR/A+                   366,897

                 Tucson, Arizona
        1,760,000      5.250%, 07/01/19 (pre-refunded)  ..........................      Aa3/AA                 1,886,104
        2,150,000      5.750%, 07/01/20 (pre-refunded)  ....................            Aa3/AA                 2,216,370

                 Yavapai Co. Unified School District No. 22
                    (Humboldt)
        1,775,000      5.600%, 07/01/14 MBIA Insured (pre-refunded)  ...               Aaa/AAA                 1,827,859

                                                                                                     -------------------
                    Total General Obligation Bonds  ..............                                            91,461,820
                                                                                                     -------------------

                     Revenue Bonds (73.4%)

                 Airport Revenue Bonds (3.1%)

                 Phoenix Airport Authority Revenue Bonds
        1,795,000      6.300%, 07/01/10 AMT, MBIA Insured  ...............              Aaa/AAA                1,823,648
          565,000      6.400%, 07/01/12 AMT, MBIA Insured  ...............              Aaa/AAA                  574,040

                 Phoenix Civic Improvement Corp.
                     Airport Revenue Bonds
          600,000      5.250%, 07/01/08 AMT.................................            Aa2/AAA                  627,960
        1,890,000      6.300%, 07/01/14   .....................................         Aa2/AA+                1,920,164
        3,600,000      5.000%, 07/01/17 FSA Insured  ...............                    Aaa/AAA                3,756,060
        2,500,000      5.250%, 07/01/27 AMT, FGIC Insured  ...............              Aaa/AAA                2,612,200

                 Tucson Municipal Airport Authority
        1,000,000      5.000%, 06/01/13 FSA Insured  ........................           Aaa/AAA                1,079,020

                                                                                                      ------------------
                    Total Airport Revenue Bonds  ............................                                 12,393,092
                                                                                                      ------------------

                 Basic Service Revenue Bonds (14.6%)

                 Apache Junction Water Utility District Revenue Bonds
          500,000     5.800%, 07/01/17 FSA Insured (pre-refunded)....                   Aaa/AAA                  523,780

                 Arizona School Facilities Board Revenue Bonds
        5,000,000     5.000%, 07/01/19 (pre-refunded) ............................      Aaa/AAA                5,419,100
        4,500,000     5.250%, 07/01/20 (pre-refunded)   ..........................      Aaa/AAA                4,963,185

                 Arizona Transportation Board Revenue Bonds
        1,000,000     6.000%, 07/01/12 (pre-refunded)  ...........................      Aa1/AAA                1,099,730
        1,000,000     6.250%, 07/01/16 (pre-refunded)  .....................            Aa1/AAA                1,108,480
        1,000,000     5.250%, 07/01/17  ..........................................      Aa1/AAA                1,085,430
        3,615,000     5.250%, 07/01/20 (pre-refunded)  ...........................      Aa1/AAA                3,964,787
        1,565,000     5.250%, 07/01/21 (pre-refunded)  ...........................      Aa1/AAA                1,726,085

                 Buckeye Excise Tax Revenue Bonds
          500,000      5.900%, 08/01/20 AMBAC Insured  .....................            Aaa/AAA                  556,790

                 Casa Grande Excise Tax Revenue Bonds
          440,000      5.200%, 04/01/17 MBIA Insured  ........................          Aaa/NR                   464,090
        1,000,000      5.000%, 04/01/18 AMBAC Insured  ........................         Aaa/NR                 1,072,120
        1,835,000      5.000%, 04/01/21 AMBAC Insured  ........................         Aaa/NR                 1,951,027

                 Chandler Street & Highway User Revenue Bonds
          985,000      5.400%, 07/01/13 MBIA Insured  ...                               Aaa/AAA                1,011,733
           15,000      5.400%, 07/01/13 MBIA Insured (pre-refunded)...                  Aaa/AAA                   15,425
        1,000,000      5.500%, 07/01/16 (pre-refunded) ......................           Aa3/AA-                1,029,060

                 Chandler Water & Sewer Revenue Bonds
        1,255,000      5.000%, 07/01/13 .............. .........................        Aa3/AA                 1,366,494

                 Greater Arizona Development Authority Infrastructure
        1,000,000      5.000%, 08/01/30 MBIA Insured  ...                               Aaa/AAA                1,050,630

                 Greater Arizona Development Authority Revenue Bonds
        1,165,000      5.600%, 08/01/16 MBIA Insured  .........................         Aaa/AAA                1,254,216
        1,410,000      5.000%, 08/01/21 MBIA Insured                                    Aaa/AAA                1,510,491
        2,000,000      5.000%, 08/01/28  .........................                      A1/A+                  2,085,300
        1,200,000      5.500%, 08/01/29                                                 A1/A+                  1,315,800

                 Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds (Courthouse Project)
        1,000,000     5.250%, 07/01/18  ..........................................      Aa2/AAA                1,069,560
        1,730,000     5.250%, 07/01/20  ..........................................      Aa2/AAA                1,848,453
        2,500,000     5.250%, 07/01/24  ..........................................      Aa2/AAA                2,660,300

                 Phoenix Civic Improvement Corp. Wastewater
                    Revenue Bonds
        1,335,000      5.500%, 07/01/21 FGIC Insured  ..................                Aaa/AAA                1,548,413
        1,500,000      5.500%, 07/01/24 FGIC Insured  ........................          Aaa/AAA                1,746,840
          645,000      5.000%, 07/01/29 MBIA Insured  ........................          Aaa/AAA                  676,599

                 Phoenix Street & Highway User Revenue Bonds
          645,000      6.250%, 07/01/11  .........................................      A1/A+                    648,831
          395,000      6.250%, 07/01/11 MBIA Insured  ........................          Aaa/AAA                  397,346
        2,750,000      zero coupon, 07/01/13 FGIC Insured  .......................      Aaa/AAA                2,016,355

                 Scottsdale Preserve Authority Excise Tax Revenue
                    Bonds
        1,185,000      5.250%, 07/01/18   ........................................      Aa3/AA-                1,275,949
        1,255,000      5.250%, 07/01/19   ........................................      Aa3/AA-                1,348,636

                Tempe Excise Tax Revenue Bonds
        2,425,000      5.250%, 07/01/19   ........................................      Aa2/AA+                2,634,981
        1,935,000      5.000%, 07/01/23  ........................                       Aa2/AA+                2,063,948

                 Tucson Water System Revenue Bonds
        1,220,000      5.000%, 07/01/14 FGIC Insured .........................          Aaa/AAA                1,331,557
        2,200,000      5.500%, 07/01/18 FGIC Insured .........................          Aaa/AAA                2,455,904

                                                                                                     --------------------
                    Total Basic Service Revenue Bonds  ...................                                    58,297,425
                                                                                                     --------------------

                Hospital Revenue Bonds (13.7%)

                 Arizona Health Facilities Authority Hospital System
                  (John C. Lincoln)
        1,255,000      5.750%, 12/01/32                                                 NR/BBB                 1,322,469

                 Arizona Health Facilities (Blood Systems)
          500,000      4.750%, 04/01/25  ........................                       NR/A-                    501,035

                 Arizona Health Facilities (Northern Arizona
                      Healthcare System)
        1,000,000      5.250%, 10/01/16 AMBAC Insured  .....................            Aaa/AAA                1,046,400

                 Arizona Health Facilities (Phoenix Children's Hospital)
          650,000      5.200%, 11/15/07  .........................................      Baa3/NR                  652,535
        1,000,000      5.375%, 02/15/18  .........................................      Baa3/NR                  994,130
        1,250,000      6.250%, 11/15/29  .........................................      Baa3/NR                1,283,062

                 Arizona Health Facilities (Samaritan Health)
        2,840,000      5.625%, 12/01/15 MBIA Insured  ........................          Aaa/AAA                3,128,090

                 Chandler Industrial Development Authority
                    (Ahwatukee Medical Facility)
          900,000      7.000%, 07/01/22 (pre-refunded)  .....................           NR/NR*                   977,265

                 Glendale Industrial Development Authority
                    (John C. Lincoln Hospital)
        2,050,000      5.000%, 12/01/35  .....................                          NR/BBB                 2,066,113

                 Maricopa Co. Hospital Revenue
                    (Sun Health)
        1,000,000      5.000%, 04/01/17  .........................................      Baa1/BBB               1,038,270
        1,795,000      6.125%, 04/01/18 (pre-refunded) ..................               Baa1/BBB               1,910,957
          705,000      6.125%, 04/01/18  .........................................      Baa1/BBB                 743,740
        2,500,000      5.000%, 04/01/35  .......................................        Baa1/BBB               2,505,600

                 Maricopa Co. Industrial Development Authority
                    (Catholic Health West-St. Joseph's Hospital)
          485,000      5.000%, 07/01/21  .........................................      Baa1/A-                  497,334
        2,300,000      5.375%, 07/01/23  .........................................      Baa1/A-                2,428,593

                 Mesa Industrial Development Authority
                      (Discovery Health)
        2,000,000      5.875%, 01/01/14 MBIA Insured (pre-refunded)                     Aaa/AAA                2,216,100
        1,250,000      5.750%, 01/01/25 MBIA Insured (pre-refunded)                     Aaa/AAA                1,378,938
        4,915,000      5.625%, 01/01/29 MBIA Insured (pre-refunded)                     Aaa/AAA                5,397,899

                 Mohave Co. Industrial Development Authority
                      (Baptist Hospital)
        1,150,000      5.700%, 09/01/15 MBIA Insured (pre-refunded)  ...                Aaa/AAA                1,200,519

                 Phoenix Industrial Development Authority
                    (John C. Lincoln Hospital)
        1,270,000      5.500%, 12/01/13 FSA Insured  ...........................        Aaa/AAA                1,337,272

                 Pima Co. Industrial Development Authority
                       (Healthpartners)
        1,000,000      5.625%, 04/01/14 MBIA Insured  ..........................        Aaa/AAA                1,051,800

                 Pima Co. Industrial Development Authority
                    (Tucson Medical Center)
        1,000,000      5.000%, 04/01/15 MBIA Insured  ..........................        Aaa/AAA                1,012,210

                 Scottsdale Industrial Development Authority
                    (Scottsdale Healthcare System)
          530,000      6.500%, 09/01/06 AMBAC Insured  .......................          Aaa/AAA                  546,960
        2,000,000      5.500%, 09/01/12 AMBAC Insured  .......................          Aaa/AAA                2,155,000
        1,770,000      6.125%, 09/01/17 AMBAC Insured  .......................          Aaa/AAA                1,892,077
        9,600,000      5.800%, 12/01/31   ........................................      A3/BBB+               10,320,768

                 Yavapai Co. Industrial Development Authority
                    (Yavapai Regional Medical Center)
        1,130,000      5.125%, 12/01/13 FSA Insured  ...........................        Aaa/AAA                1,189,020

                 Yuma Co. Industrial Development Authority (Yuma
                    Regional Medical Center)
          500,000      5.850%, 08/01/08 MBIA Insured  ..........................        Aaa/AAA                  537,560
        1,320,000      5.500%, 08/01/18 FSA Insured (pre-refunded) ...............      Aaa/AAA                1,477,568
        1,500,000      5.500%, 08/01/19 FSA Insured (pre-refunded)  ..............      Aaa/AAA                1,679,055

                                                                                                          --------------
                    Total Hospital Revenue Bonds  .............................                               54,488,339
                                                                                                          --------------

                  Lease Revenue Bonds (14.7%)

                 State of Arizona Certificates of Participation
                      Lease Revenue Bonds
        2,000,000      5.500%, 09/01/10 FSA Insured  .....................              Aaa/AAA                2,187,280

                 Arizona Municipal Finance Program No. 20
        1,300,000      7.700%, 08/01/10 MBIA Insured  .........................         Aaa/AAA                1,484,652
                 Arizona School Facilities Board Certificates
                       of Participation
        2,500,000      5.250%, 09/01/17 MBIA Insured (pre-refunded)  .............      Aaa/AAA                2,767,700
          250,000      5.250%, 09/01/18 FSA Insured (pre-refunded)                      Aaa/AAA                  278,560
        2,000,000      5.000%, 09/01/19 FGIC Insured  ...                               Aaa/AAA                2,146,940

                 Arizona State University Certificates of Participation
                      Lease Revenue Bonds
        2,000,000      5.375%, 07/01/19 MBIA Insured  ......................            Aaa/AAA                2,174,460

                 Cave Creek Certificates of Participation
                      Lease Revenue Bonds
          365,000      5.750%, 07/01/19  .........................................      NR/BBB-                  382,071

                 Cochise Co. Certificates of Participation
                      Lease Revenue Bonds
          710,000      5.000%, 08/01/13 AMBAC Insured  ..................               Aaa/AAA                  772,160

                 Coolidge Unified School District No. 21 Certificates
                        of Participation
          380,000      4.150%, 10/01/10***  ......................................      NR/NR*                   378,305

                 Cottonwood Municipal Property Corp.
                      Lease Revenue Bonds
        1,500,000      5.000%, 07/01/29 XLCA Insured..................                  Aaa/AAA                1,561,290

                 Fountain Hills Municipal Property Corp.
                      Lease Revenue Bonds
          650,000      5.125%, 07/01/21 FGIC Insured (pre-refunded)  .............      Aaa/NR                   702,208

                 Gilbert Municipal Property Corp.
                      Lease Revenue Bonds
        2,000,000      4.900%, 04/01/19 ..........................................      NR/NR*+                2,000,700
        1,000,000      4.900%, 07/01/21 AMBAC Insured  ....................             Aaa/AAA                1,043,040

                 Green Valley Municipal Property Corp.
                      Lease Revenue Bonds
        1,250,000      5.250%, 07/01/33  .........................................      NR/BBB                 1,262,238

                 Maricopa Co. Stadium District Revenue Bonds
          500,000      5.250%, 06/01/12 AMBAC Insured  ..................               Aaa/NR++                 549,660

                 Mohave Co. Correctional Facilities
                      Lease Revenue Bonds
        1,000,000      5.000%, 04/01/14 XLCA Insured  ..................                NR/AAA                 1,075,850

                 Navajo Co. Municipal Property Corp.
                      Lease Revenue Bonds
        1,000,000      6.250%, 07/01/20 ACA Insured  ..........................         NR/A                   1,069,890

                 Nogales, Arizona Municipal Development Authority
          750,000       5.000%, 06/01/30 AMBAC Insured..................                Aaa/AAA                  778,470

                 Northern Arizona University Certificates of Participation
        1,000,000       5.000%, 09/01/26 AMBAC Insured..................                Aaa/AAA                1,058,420

                 Oro Valley Municipal Property Corp.
                      Lease Revenue Bonds
        1,000,000      5.200%, 07/01/10 MBIA Insured  ..........................        Aaa/AAA                1,054,370
        1,150,000      5.550%, 07/01/17 MBIA Insured (pre-refunded)... ...........      Aaa/AAA                1,235,525
        1,850,000      5.375%, 07/01/26 MBIA Insured  ..........................        Aaa/AAA                1,962,554

                 Phoenix Civic Improvement Corp.
                      Excise Tax Revenue Bonds
        2,320,000      5.750%, 07/01/14 FGIC Insured  ...........................       Aaa/AAA                2,565,665
        1,000,000      5.000%, 07/01/20 FGIC Insured  ...........................       Aaa/AAA                1,062,260
        1,250,000      5.000%, 07/01/35 FGIC Insured  ...........................       Aaa/AAA                1,309,812

                 Phoenix Civic Improvement Corp. (Civic Plaza)
        1,000,000       zero coupon, 07/01/23 FGIC Insured (converts into a
                         5.500% coupon in 2013)***                                      Aaa/AAA                  758,950

                 Phoenix Industrial Development Authority
                      (Capital Mall Project)
        1,000,000       5.200%, 09/15/16 AMBAC Insured..................                Aaa/AAA                1,063,010
        2,130,000       5.250%, 09/15/17 AMBAC Insured..................                Aaa/AAA                2,296,843
        2,000,000       5.375%, 09/15/22 AMBAC Insured..................                Aaa/AAA                2,163,200

                 Phoenix Industrial Development Authority (Capital
                         Mall Project)
        2,000,000       5.000%, 09/15/26 AMBAC Insured***.....................          Aaa/AAA                2,104,000

                 Pinal Co. Certificates of Participation
                      Lease Revenue Bonds
        2,000,000      5.125%, 06/01/21 AMBAC Insured  ...................              Aaa/AAA                2,125,620
        1,250,000      5.000%, 12/01/29    .......................................      NR/A-                  1,284,125

                 Salt River Project Certificates of Participation
                      Lease Revenue Bonds
        2,700,000      5.000%, 12/01/18 MBIA Insured  .....................             Aaa/AAA                2,868,804

                 Scottsdale Municipal Property Corp.
                   Excise Tax Revenue Bonds
        3,000,000      zero coupon, 07/01/20 AMBAC Insured (converts
                        into a 4.500% coupon in 2013).......................            Aaa/AAA                2,094,570

                 Sierra Vista Municipal Property Corp.
                      Lease Revenue Bonds
        1,265,000      5.000%, 01/01/18 AMBAC Insured  .......................          Aaa/AAA                1,321,900
        1,225,000      5.000%, 01/01/18 AMBAC Insured  .......................          Aaa/AAA                1,273,498
          700,000      5.125%, 01/01/21 AMBAC Insured  .......................          Aaa/AAA                  734,510

                 Surprise Municipal Property Corp.
                      Lease Revenue Bonds
        2,000,000      6.000%, 07/01/12 AMBAC Insured (pre-refunded)... ..........      Aaa/AAA                2,217,240
        2,500,000      5.700%, 07/01/20 AMBAC Insured (pre-refunded)...  .........      Aaa/AAA                2,745,300

                 University of Arizona Certificates of Participation
                      Lease Revenue Bonds
          500,000      5.125%, 06/01/22 AMBAC Insured  ...........................      Aaa/AAA                  531,355

                                                                                                     -------------------
         Total Lease Revenue Bonds ................................                                           58,447,005
                                                                                                     -------------------

                 Mortgage Revenue Bonds (6.9%)

                 Agua Fria Ranch Community Facilities District
          600,000      5.800%, 07/15/30 1 ........................................      NR/NR*                   601,716

                 Arizona Capital Facilities Finance Corp.
                     Arizona State Student Housing
        1,000,000      6.125%, 09/01/20  .........................................      Baa3/NR                1,076,060

                 Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Advantage Point Project)
        1,000,000      6.500%, 07/01/16  .........................................      NR/AAA                 1,043,310

                 Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (National Health Project)
        1,300,000      5.500%, 01/01/18 FSA Insured  ...........................        Aaa/AAA                1,412,281

                 Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Pine Ridge)
        1,000,000      6.000%, 10/20/31  .........................................      NR/AAA                 1,087,580

                 Maricopa Co. Industrial Development Authority
                    Single Family Mortgage Revenue Bonds
        3,150,000      zero coupon, 12/31/14  ....................................      Aaa/AAA                2,133,873
        6,505,000      zero coupon, 02/01/16  ....................................      Aaa/AAA                4,150,841
        3,565,000      zero coupon, 12/31/16  ....................................      Aaa/AAA                2,176,290

                 Mohave Co. Industrial Development Authority
                     (Chris Ridge Village)
          355,000      6.250%, 11/01/16 (pre-refunded) ...........................      NR/AAA                   371,099

                 Phoenix Industrial Development Authority
                    Single Family Mortgage Revenue
        1,770,000      zero coupon, 12/01/14  ....................................      Aaa/AAA                1,219,565
           65,000      5.875%, 06/01/16   .......................................       NR/AAA                    66,108
          575,000      5.300%, 04/01/20 AMT  ..................................         NR/AA                    582,044
          220,000      5.350%, 06/01/20 AMT  ..................................         NR/AAA                   224,145

                 Pima Co. Industrial Development Authority
                    Single Family Mortgage Revenue
          250,000      6.500%, 02/01/17  .........................................      A2/NR                    254,158
          180,000      7.100%, 11/01/29 AMT  ................................           NR/AAA                   183,337
           50,000      6.100%, 05/01/31 AMT  ..................................         NR/AAA                    51,846

                 South Campus Project Arizona State University
                        Student Housing
        1,205,000       5.625%, 09/01/28 MBIA Insured  ........................         Aaa/AAA                1,335,682

                 Southern Arizona Capital Facilities Finance Corp.
                     University of Arizona Student Housing
        1,500,000       5.100%, 09/01/33 MBIA insured (pre-refunded)....                Aaa/AAA                1,644,120

                 Tucson & Pima Co. Single Family Mortgage
                    Revenue Bonds
        4,960,000      zero coupon, 12/01/14  ....................................      Aaa/AAA                3,402,213

                 West Campus Housing Arizona State University
                     West Student Housing
        1,000,000       5.000%, 07/01/30 AMBAC insured .                                Aaa/AAA                1,049,470

                 Yuma Industrial Development Authority
                   Multi Family Mortgage Revenue Bonds
                        (Rio Santa Fe)
        3,000,000      6.100%, 09/20/34 AMT   .................................         NR/AAA                 3,270,900

                                                                                                       -----------------
                    Total Mortgage Revenue Bonds  .......................                                     27,336,638
                                                                                                       -----------------

                 Pollution Control Revenue Bonds (0.1%)

                 Casa Grande Industrial Development Authority
                    (Frito Lay) Revenue Bonds
          250,000      6.650%, 12/01/14  .......................................        Aa3/NR                  251,632

                                                                                                      -----------------

                    Total Pollution Control Revenue Bonds  ...............                                      251,632
                                                                                                     ------------------

                 University Revenue Bonds (9.0%)

                 Arizona Board of Regents-Arizona State
                    University System Revenue Bonds
        1,285,000      5.500%, 07/01/14 FGIC Insured (pre-refunded)                     Aaa/AAA               1,436,386
        4,000,000      5.250%, 07/01/15 FSA Insured.........................            Aaa/AAA               4,397,840
          735,000      5.850%, 07/01/18 FGIC Insured (pre-refunded)                     Aaa/AAA                 810,977

                 Arizona Board of Regents-Northern Arizona
                    University System Revenue Bonds
        3,000,000      5.200%, 06/01/13 FGIC Insured (pre-refunded)....                 Aaa/AAA               3,140,220
        1,200,000      5.500%, 06/01/34 FGIC Insured  ......                            Aaa/AAA               1,307,616

                 Arizona Board of Regents-University of Arizona
                     System Revenue Bonds
        1,000,000      6.000%, 06/01/09  .........................................      Aa3/AA                1,092,570
        1,125,000      6.000%, 06/01/11  .........................................      Aa3/AA                1,267,504
          490,000      5.250%, 06/01/14 FSA Insured.........................            Aaa/AAA                 514,593
        1,000,000      5.500%, 06/01/16 FGIC Insured (pre-refunded)....                 Aaa/AAA               1,089,190
        2,385,000      5.000%, 06/01/21 FGIC Insured  .......................           Aaa/AAA               2,523,091
        2,500,000      5.000%, 06/01/22 FGIC Insured  .......................           Aaa/AAA               2,639,700
          750,000      5.800%, 06/01/24 FGIC Insured (pre-refunded)....                 Aaa/AAA                 825,585

                 Arizona Educational Loan Marketing Corp.
        1,720,000      5.700%, 12/01/08 AMT  ..................................         Aa2/NR                1,723,715

                 Arizona Student Loan Revenue
        1,000,000      5.875%, 05/01/18 AMT  ...................................        Aaa/NR                1,068,060
        1,000,000      5.900%, 05/01/19 AMT  ...................................        Aaa/NR                1,066,670
        1,000,000      6.150%, 05/01/29 AMT  ...................................        A2/NR                 1,065,460

                 Glendale Industrial Development Authority
                    (American Graduate School)
        2,100,000      5.625%, 07/01/20 AMBAC Insured (pre-refunded)  ............      NR/AAA                2,162,937

                 Glendale Industrial Development Authority
                    (Midwestern University)
          550,000      5.250%, 05/15/13  .........................................      NR/A-                   588,742
        1,010,000      5.250%, 05/15/14  .........................................      NR/A-                 1,081,397
          500,000      5.750%, 05/15/21  .........................................      NR/A-                   546,780
        1,215,000      5.375%, 05/15/28  .........................................      NR/A-                 1,276,200
        1,035,000      5.375%, 05/15/28 (pre-refunded)........................          NR/AAA                1,105,297
        1,000,000      5.875%, 05/15/31  .........................................      NR/A-                 1,078,350

                 Mohave Co. Community College District
                    Revenue Bonds
          470,000      4.850%, 03/01/15 AMBAC Insured  ....................             Aaa/AAA                 489,829

                 Pinal Co. Community College District
                    Revenue Bonds
        1,055,000      5.100%, 07/01/14 AMBAC Insured (pre-refunded)                    Aaa/NR                1,121,075

                 Yavapai Co. Community College District
                    Revenue Bonds
          500,000      6.000%, 07/01/12  .........................................      NR/BBB+                 502,270

                                                                                                         --------------
                    Total University Revenue Bonds  .......................                                  35,922,054
                                                                                                         --------------

                 Utility Revenue Bonds (11.3%)

                 Arizona Power Authority (Hoover Dam Project)
                    Revenue Bonds
        1,500,000      5.250%, 10/01/15  .........................................      Aa2/AA                1,667,505
        4,905,000      5.250%, 10/01/16  .........................................      Aa2/AA                5,473,637
        1,220,000      5.250%, 10/01/17  .........................................      Aa2/AA                1,364,106

                 Arizona Wastewater Management Authority
                    Revenue Bonds
        1,940,000      5.600%, 07/01/12 AMBAC Insured  ....................             Aaa/AAA               2,015,020
        1,240,000      5.625%, 07/01/15 AMBAC Insured (pre-refunded)                    Aaa/AAA               1,289,302

                 Arizona Water Infrastructure Finance Authority
                    Revenue Bonds
        1,465,000      5.750%, 10/01/11  .........................................      Aaa/NR                1,610,401
        2,500,000      5.375%, 10/01/16 (pre-refunded)  ..................              Aaa/NR                2,768,350
        2,000,000      5.500%, 10/01/17  .........................................      Aaa/NR                2,166,680
          650,000      5.000%, 10/01/22  .........................................      Aaa/AAA                 692,607

                 Central Arizona Water Conservation District
                    Revenue Bonds
        2,000,000      5.500%, 11/01/09  ........................................       A1/AA-                2,167,120
        2,720,000      5.500%, 11/01/10  ........................................       A1/AA-                2,970,757

                 Pima Co. Industrial Development Authority (Tucson
                   Electric), Revenue Bonds
        1,330,000      7.250%, 07/15/10 FSA Insured  .......................            Aaa/AAA               1,357,651

                 Salt River Project Agricultural Improvement and
                      Power Revenue Bonds
        2,000,000      5.500%, 01/01/10  .........................................      Aa2/AA                2,176,740
        2,000,000      5.250%, 01/01/13  .........................................      Aa2/AA                2,197,660
        2,000,000      5.250%, 01/01/15 ..........................................      Aa2/AA                2,182,420
        2,000,000      5.250%, 01/01/18 ..........................................      Aa2/AA                2,169,620
        5,550,000      5.250%, 01/01/19 ..........................................      Aa2/AA                6,023,915
        3,060,000      5.000%, 01/01/20 (pre-refunded) .......................          Aa2/AA                3,209,848
        1,480,000      5.000%, 01/01/20 ..........................................      Aa2/AA                1,541,672

                                                                                                      -----------------
                    Total Utility Revenue Bonds  ...........................                                 45,045,011
                                                                                                      -----------------

                    Total Revenue Bonds  .........................                                          292,181,196
                                                                                                      ------------------

                 U.S. Territorial Bonds (3.2%)

                 Puerto Rico General Obligation Bonds
        1,000,000      zero coupon, 07/01/14  ....................................      Baa2/BBB                696,620
        2,295,000      5.250%, 07/01/18 ..........................................      Baa2/BBB              2,525,946
        5,000,000      5.400%, 07/01/25 (pre-refunded)****........................      Baa2/BBB              5,162,400

                 Puerto Rico Highway & Transportation
                    Revenue Bonds
        2,000,000      5.750%, 07/01/19 CIFG Insured .....................              Aaa/AAA               2,298,260
        2,000,000      5.500%, 07/01/19 FSA Insured.........................            Aaa/AAA               2,310,020

                                                                                                       ----------------
                    Total U.S. Territorial Bonds  .............................                              12,993,246
                                                                                                       ----------------

                 Total Investments (cost $376,533,407**)         99.6%                                      396,636,262
                 Other assets less liabilities                    0.4                                         1,422,237
                                                                  ----
                                                                                            ---------------------------
                 Net Assets                                      100.0%                           $         398,058,499
                                                                 ======
                                                                                           ============================

                 Portfolio Distribution By Quality Rating (unaudited)

                 Aaa of Moody's or AAA of S&P
                                                                       65.2  %
                 Aa of Moody's or AA of S&P
                                                                       18.8
                 A of Moody's or S&P
                                                                        7.8
                 Baa of Moody's or BBB of S&P
                                                                        7.0
                 Not rated*
                                                                        -----
                                                                        1.2
                                                                        ----

                                                                      100.0  %
                                                                      ======




                 * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                 ** See note b.

                 *** Security traded on a "when-issued" basis.

                 **** Security pledged as collateral for the Trust's when - issued commitments.

                 1 Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.

                 Fitch Ratings
                 + BBB+
                 ++ AAA

                                 PORTFOLIO ABBREVIATIONS

              ACA       -American Capital Assurance Financial Guaranty Corp.
              AMBAC  -American Municipal Bond Assurance Corp.
              AMT       -Alternative Minimum Tax
              CIFG     -CIFG Assurance Co.
              FGIC     -Financial Guaranty Insurance Co.
              FSA       -Financial Security Assurance
              MBIA     -Municipal Bond Investors Assurance
              NR       - Not Rated
              XLCA    -XL Capital Assurance

                See accompanying notes to
                 financial statements.

              NOTES TO FINANCIAL STATEMENTS
                TAX-FREE TRUST OF ARIZONA



(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $376,533,407 amounted to $20,102,855, which consisted of aggregate gross unrealized appreciation of $20,301,603 and aggregate gross unrealized depreciation of $198,748.










Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005

By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005